INVESCO SPECIALTY FUNDS, INC.
                            INVESCO Asian Growth Fund

                Supplement to Prospectus dated December 1, 1998

Effective May 13, 1999, the section of the Fund's Prospectus entitled "Annual Fund Expenses" is amended to (1) delete footnote (2) to the Annual Fund Operating Expenses table and (2) substitute the following in its place:

    (2) Certain Fund expenses are absorbed voluntarily by INVESCO and INVESCO Asia. In the absence of such absorbed expenses, the Fund's "Other Expenses" and "Total Fund Operating Expenses" in the above table would have been 1.88% and 2.88% of the Fund's average net assets based on the actual expenses of the Fund for the fiscal year ended July 31, 1998. See "The Fund And Its Management."

The table and the remainder of the footnotes are not affected by this change.

Effective May 13, 1999, the section of the Fund's Prospectus entitled "The Fund And Its Management" is amended to add the following at the end of the tenth paragraph:

      In addition, beginning May 13, 1999, the following additional contractual breakpoints are in effect: 0.45% on the Fund's average net assets from $2 billion; 0.40% on the Fund's average net assets from $4 billion; 0.375% on the Fund's average net assets from $6 billion; and 0.35% on the Fund's average net assets from $8 billion.

Effective May 13, 1999, the section of the Fund's Prospectus entitled "The Fund And Its Management" is amended to add the following after the second sentence of the eleventh paragraph:

      In addition, beginning May 13, 1999, the following additional contractual breakpoints are in effect: 0.18% on the Fund's average net assets from $2 billion; 0.16% on the Fund's average net assets from $4 billion; 0.15% on the Fund's average net assets from $6 billion; and 0.14% on the Fund's average net assets from $8 billion.

Effective May 13, 1999, the section of the Prospectus entitled "The Fund And Its Management" is amended to (1) delete the third sentence of the twelfth paragraph and (2) substitute the following in its place:

      For such services, the Fund pays INVESCO a fee consisting of a base fee of $10,000 per year, plus an additional incremental fee computed at the annual rate of 0.015% per year of the average net assets of the Fund prior to May 13, 1999 and 0.045% per year of the average net assets of the Fund effective May 13, 1999.

Effective June 18, 1999, the Asian Growth Fund, pursuant to approval of the shareholders of the Fund of a Plan of Reorganization and Termination at a special meeting held May 28, 1999, will be merged into INVESCO Pacific Basin Fund, a series of INVESCO International Funds, Inc.

 The date of this supplement is June 1, 1999.

                          INVESCO SPECIALTY FUNDS, INC.
                       INVESCO European Small Company Fund

                Supplement to Prospectus dated December 1, 1998

Effective May 13, 1999, the section of the Fund's Prospectus entitled "Annual Fund Expenses" is amended to (1) delete footnote (2) to the Annual Fund Operating Expenses table and (2) substitute the following in its place:

     (2) Certain Fund expenses are absorbed voluntarily by INVESCO and IAML. In the absence of such absorbed expenses, the Fund's "Other Expenses" and "Total Fund Operating Expenses" in the above table would have been 1.09% and 2.09% of the Fund's average net assets based on the actual expenses of the Fund for the fiscal year ended July 31, 1998. See "The Fund And Its Management."

The table and the remainder of the footnotes are not affected by this change.

Effective May 13, 1999, the section of the Fund's Prospectus entitled "The Fund And Its Management" is amended to add the following at the end of the eleventh paragraph:

      In addition, beginning May 13, 1999, the following additional contractual breakpoints are in effect: 0.45% of the Fund's average net assets from $2 billion; 0.40% of the Fund's average net assets from $4 billion; 0.375% of the Fund's average net assets from $6 billion; and 0.35% of the Fund's average net assets over $8 billion.

Effective May 13, 1999, the section of the Fund's Prospectus entitled "The Fund And Its Management" is amended to add the following after the second sentence of the twelfth paragraph:

      In addition, beginning May 13, 1999, the following additional contractual breakpoints are in effect: 0.18% on the Fund's average net assets from $2 billion; 0.16% on the Fund's average net assets from $4 billion; 0.15% on the Fund's average net assets from $6 billion; and 0.14% on the Fund's average net assets over $8 billion.

Effective May 13, 1999, the section of the Fund's Prospectus entitled "The Fund And Its Management" is amended to (1) delete the third sentence of the thirteenth paragraph and (2) substitute the following in its place:

      For such services, the Fund pays INVESCO a fee consisting of a base fee of $10,000 per year, plus an additional incremental fee computed at the annual rate of 0.015% per year of the average net assets of the Fund prior to May 13, 1999 and 0.045% per year of the average net assets of the Fund effective May 13, 1999.

Effective June 18, 1999, the European Small Company Fund, pursuant to approval of the shareholders of the Fund of a Plan of Reorganization and Termination at a special meeting held May 28, 1999, will be merged into INVESCO European Fund, a series of INVESCO International Funds, Inc.

The date of this supplement is June 1, 1999.

                          INVESCO SPECIALTY FUNDS, INC.
                       INVESCO Latin American Growth Fund

                 Supplement to Prospectus dated December 1, 1998

Effective June 18, 1999, the cover page of the Prospectus is amended to (1) delete the sixth paragraph and (2) substitute the following in its place:

      The Fund is a series of INVESCO Specialty Funds, Inc. (the "Company"), a diversified, open-end managed no-load mutual fund consisting of four separate portfolios of investments. This Prospectus relates to shares of INVESCO Latin American Growth Fund. Separate prospectuses are available upon request from INVESCO Distributors, Inc. for the Company's other funds: INVESCO Realty Fund, INVESCO S&P 500 Index Fund and INVESCO Worldwide Communications Fund. Investors may purchase shares of any or all of the Funds. Additional funds may be offered by the Company in the future.

Effective May 13, 1999, the section of the Fund's Prospectus entitled "Annual Fund Expenses" is amended to (1) delete the Annual Fund Operating Expenses table and (2) substitute the following in its place:

      ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
      Management Fee                                        0.75%
      12b-1 Fees                                            0.25%
      Other Expenses(1)(2)                                  1.02%
        Transfer Agency Fee(3)                        0.47%
        General Services, Administrative Services,
          Registration, Postage(4)                    0.55%
      Total Fund Operating Expenses(1)(2)                   2.02%

The remainder of the table and the footnotes are not affected by this change.

Effective May 13, 1999, the section of the Fund's Prospectus entitled "Annual Fund Expenses - Example" is amended to (1) delete the first paragraph and (2) substitute the following in its place:

      A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming (1) a hypothetical 5% annual return and (2) redemption at the end of each time period.

            1 Year      3 Years     5 Years     10 Years
            $21         $64         $110        $237

Effective  June  1,  1999,  the  section  of  the  Fund's  Prospectus   entitled
"Investment Objective And Policies" is amended to delete the eighth paragraph in its entirety.

Effective June 1, 1999, the section of the Fund's Prospectus entitled "Investment Objective And Policies - When-Issued Securities" is amended to (1) delete the first sentence of the section and (2) substitute the following sentence in its place:

      The  Fund  may  purchase  or  sell   securities   on  a   when-issued   or
      delayed-delivery basis that is, with settlement taking place in the future.

Effective June 1, 1999, the section of the Fund's Prospectus entitled "Investment Objective And Policies - Repurchase Agreements" is amended to (1) delete the sixth sentence of the section and (2) substitute the following sentence in its place:

      The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of its net assets would be invested in such repurchase agreements and other illiquid securities.

Effective June 1, 1999, the section of the Fund's Prospectus entitled "Investment Objective And Policies - Securities Lending" is amended to (1) delete the first sentence of the section and (2) substitute the following in its place:

      The Fund also may lend its securities.

Effective June 1, 1999, the section of the Fund's Prospectus entitled "Investment Objective And Policies - Investment Restrictions" is amended to (1) delete the section in its entirety and (2) substitute the following in its place:

      INVESTMENT RESTRICTIONS.
      The Fund is subject to a variety of restrictions regarding its investments that are identified in the Statement of Additional Information. Certain of the Fund's investment restrictions are fundamental and may not be altered without the approval of the Fund's shareholders. For example, with respect to 75% of its total assets, the Fund may not purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if the purchase would cause the Fund to have more than 5% of its total assets invested in the issuer or to hold more than 10% of the outstanding voting securities of that issuer. In addition, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Other fundamental restrictions prohibit the Fund from lending more that 33 1/3% of its total assets to other parties and from borrowing money in an aggregate amount exceeding 33 1/3% of its total assets.

      For a further discussion of risks associated with an investment in the Fund, see "Investment Policies And Restrictions" in the Statement of Additional Information.

Effective June 1, 1999, the section of the Fund's Prospectus entitled "Risk Factors Futures, Options and Other Derivative Instruments" is amended to (1) delete the section in its entirety and (2) substitute the following in its place:

      FUTURES, OPTIONS AND OTHER FINANCIAL INSTRUMENTS.
      The Fund may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts, forward contracts, swaps, caps, floors, and collars (collectively " Financial Instruments"). For descriptions and other information on these Financial Instruments and strategies and their risk considerations, see the Statement of Additional Information ("SAI"). Financial Instruments may be used in an attempt to manage the Fund's foreign currency exposure as well as other risks of the Fund's investments that can cause fluctuations in its net asset value. The Fund may use Financial Instruments to increase or decrease its exposure to changing securities prices, interest rates, currency exchange rates or other factors. The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

      The Fund's ability to use Financial Instruments may be limited by market conditions, regulatory limits and tax considerations. The Fund might not use any of these Financial Instruments, and there can be no assurance that any strategy using a Financial Instrument will fully achieve its objective.

      Subject to the further limitations stated in the SAI, generally, the Fund is authorized to use any type of Financial Instrument. However, as a non-fundamental policy, the Fund will only use a particular Financial Instrument (other than those related to foreign currency) if the Fund is authorized to take a position in the type of asset to which the return on, or value of, the Financial Instrument is primarily related. Therefore, for example, if the Fund is authorized to invest in a particular type of security (such as an equity security), it could take a position in an option on an index relating to equity securities.

Effective May 13, 1999, the section of the Funds' Prospectus entitled "The Fund And Its Management" is amended to add the following to the end of the tenth paragraph:

      In addition, beginning May 13, 1999, the following additional contractual breakpoints are in effect: 0.45% of the Fund's average net assets from $2 billion; 0.40% of the Fund's average net assets from $4 billion; 0.375% of the Fund's average net assets from $6 billion; and 0.35% of the Fund's average net assets over $8 billion.

Effective May 13, 1999, the section of the Prospectus entitled "The Fund And Its Management" is amended to add the following after the second sentence of the eleventh paragraph:

      In addition, beginning May 13, 1999, the following additional contractual breakpoints are in effect: 0.18% on the Fund's average net assets from $2 billion; 0.16% on the Fund's average net assets from $4 billion; 0.15% on the Fund's average net assets from $6 billion; and 0.14% on the Fund's average net assets over $8 billion.

Effective May 13, 1999, the section of the Funds' Prospectus entitled "The Fund And Its Management" is amended to (1) delete the third sentence of the twelfth paragraph and (2) substitute the following in its place:

      For such services, the Fund pays INVESCO a fee consisting of a base fee of $10,000 per year, plus an additional incremental fee computed at the annual rate of 0.015% per year of the average net assets of the Fund prior to May 13, 1999 and 0.045% per year of the average net assets of the Fund effective May 13, 1999.

The section of the Fund's Prospectus entitled "Services Provided By The Fund - Shareholder Accounts" is amended to (1) delete the second and third sentence of the section and (2) substitute the following in their place:

      INVESCO no longer issues certificates. If a shareholder is selling shares previously issued in certificate form, the certificate must be surrendered along with your redemption/exchange request.

The date of this supplement is June 1, 1999.

                          INVESCO SPECIALTY FUNDS, INC.
                               INVESCO Realty Fund

                  Supplement to Prospectus Dated December 1, 1998

Effective June 18, 1999, the cover page of the Prospectus is amended to (1) delete the first sentence of the first paragraph and the second paragraph in its entirety and (2) substitute the following, respectively, in their place:

      INVESCO Realty Fund (the "Fund") seeks to provide long-term capital growth. Above-average current income is an additional consideration in selecting securities for the Fund's investment portfolio.

      The Fund is a series of INVESCO Specialty Funds, Inc. (the "Company"), a diversified, open-end managed no-load mutual fund consisting of four separate portfolios of investments. This Prospectus relates to shares of INVESCO Realty Fund. Separate prospectuses are available upon request from INVESCO Distributors, Inc. for the Company's other funds: INVESCO Latin American Growth Fund, INVESCO S&P 500 Index Fund and INVESCO Worldwide Communications Fund. Investors may purchase shares of any or all of the Funds. Additional funds may be offered by the Company in the future.

Effective May 13, 1999, the section of the Fund's Prospectus entitled "Annual Fund Expenses" is amended to (1) delete the third paragraph, the Annual Fund Operating Expenses table and footnote (2) and (2) substitute the following in their place:

      We calculate annual operating expenses as a percentage of each Fund's average annual net assets. To keep expenses competitive, INVESCO reimburses the Fund for certain expenses in excess of 1.30% of the Fund's average net assets (excluding expense offset arrangements) effective May 13, 1999 and 1.20% of the Fund's average net assets (excluding expense offset arrangements) prior to May 13, 1999.

      ANNUAL FUND  OPERATING  EXPENSES (as a  percentage  of average net assets)
      Management  Fee                                                  0.75%
      12b-1 Fees                                                       0.25%
      Other  Expenses (after expense  limitation)(1)(2)                0.32%
      Total Fund  Operating  Expenses (after expense limitation)(1)(2) 1.32%

      (2) Certain expenses of the Fund are absorbed by INVESCO. In the absence of such absorbed expenses, the Fund's "Other Expenses" and "Total Fund Operating Expenses" would have been 1.00% (annualized) and 2.00% (annualized), respectively, of the Fund's actual expenses for the fiscal year ended July 31, 1998.

The remainder of the table and the remainder of the footnotes are not affected by this change.

Effective May 13, 1999, the section of the Fund's Prospectus entitled "Annual Fund Expenses - Example" is amended to (1) delete the first paragraph and (2) substitute the following in its place:

      A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming a hypothetical 5% annual return and redemption at the end of each time period. (Of course, actual operating expenses are paid from the Fund's assets, and are deducted from the amount of income available for distribution to shareholders; they are not charged directly to shareholder accounts.)

            1 Year      3 Years     5 Years     10 Years
            $14         $42         $73         $160

Effective June 1, 1999, the section of the Fund's Prospectus entitled "Investment Policies And Risks - Delayed Delivery Or When-Issued Purchases" is amended to (1) delete the first sentence of the section and (2) substitute the following sentence in its place:

      The  Fund  may  purchase  or  sell   securities   on  a   when-issued   or
      delayed-delivery basis that is, with settlement taking place in the future.

Effective June 1, 1999, the section of the Fund's Prospectus entitled "Investment Policies And Risks - Securities Lending" is amended to (1) delete the first sentence of the section and (2) substitute the following in its place:

      The Fund may seek to earn additional income by lending securities on a fully collateralized basis.

Effective June 1, 1999, the section of the Fund's Prospectus entitled "Investment Policies And Risks - Futures Contracts and Options" is amended to
(1) delete the section in its entirety and (2) substitute the following in its place:

      FUTURES, OPTIONS AND OTHER FINANCIAL INSTRUMENTS.
      The Fund may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts, forward contracts, swaps, caps, floors, and collars (collectively " Financial Instruments"). For descriptions and other information on these Financial Instruments and strategies and their risk considerations, see the Statement of Additional Information ("SAI"). Financial Instruments may be used in an attempt to manage the Fund's foreign currency exposure as well as other risks of the Fund's investments that can cause fluctuations in its net asset value. The Fund may use Financial Instruments to increase or decrease its exposure to changing securities prices, interest rates, currency exchange rates or other factors. The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

      The Fund's ability to use Financial Instruments any be limited by market conditions, regulatory limits and tax considerations. The Fund might not use any of these Financial Instruments, and there can be no assurance that any strategy using a Financial Instrument will fully achieve its objective.

      Subject to the further limitations stated in the SAI, generally, the Fund is authorized to use any type of Financial Instrument. However, as a non-fundamental policy, the Fund will only use a particular Financial Instrument (other than those related to foreign currency) if the Fund is authorized to take a position in the type of asset to which the return on, or value of, the Financial Instrument is primarily related. Therefore, for example, if the Fund is authorized to invest in a particular type of security (such as an equity security), it could take a position in an option on an index relating to equity securities.

Effective June 1, 1999, the section of the Fund's Prospectus entitled "Investment Policies And Risks - Investment Restrictions" is amended to (1) delete the section in its entirety and (2) substitute the following paragraphs in its place:

      INVESTMENT RESTRICTIONS.
      The Fund is subject to a variety of restrictions regarding their investments that are identified in the Statement of Additional Information. Certain of the Fund's investment restrictions are fundamental and may not be altered without the approval of the Fund's shareholders. For example, with respect to 75% of its total assets, the Fund may not purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if the purchase would cause the Fund to have more than 5% of its total assets invested in the issuer or to hold more than 10% of the outstanding voting securities of that issuer. Other fundamental restrictions prohibit the Fund from lending more that 33 1/3% of its total assets to other parties and from borrowing money in an aggregate amount exceeding 33 1/3% of its total assets.

Effective May 13, 1999, the section of the Fund's Prospectus entitled "The Fund And Its Management" is amended to (1) delete the sixth paragraph and (2) substitute the following in its place:

      The Fund pays INVESCO a monthly management fee which is based upon a percentage of the Fund's average net assets determined daily. Effective May 13, 1999, the management fee is computed at the annual rate of 0.75% of the first $500 million of the Fund's average net assets; 0.65% of the next $500 million of the Fund's average net assets; 0.55% of the Fund's average net assets from $1 billion; 0.45% of the Fund's average net assets from $2 billion; 0.40% of the Fund's average net assets from $4 billion; 0.375% of the Fund's average net assets from $6 billion; and 0.35% of the Fund's average net assets over $8 billion and prior to May 13, 1999, 0.75% of the Fund's average net assets.

Effective May 13, 1999, the section of the Fund's Prospectus entitled "The Fund And Its Management" is amended to add the following at the end of the second sentence of the seventh paragraph:

      In addition, beginning May 13, 1999, the following contractual breakpoints are in effect: 0.30% on the first $500 million of the Fund's average net assets; 0.26% on the next $500 million of the Fund's average net assets, 0.22% on the Fund's average net assets from $1 billion; 0.18% on the Fund's average net assets from $2 billion; 0.16% on the Fund's average net assets from $4 billion; 0.15% on the Fund's average net assets from $6 billion; and 0.14% on the Fund's average net assets over $8 billion.

Effective May 13, 1999, the section of the Fund's Prospectus entitled "The Fund And Its Management" is amended to (1) delete the third sentence of the twelfth paragraph and (2) substitute the following in its place:

      Certain Fund expenses were absorbed by INVESCO in order to ensure that the Fund's total operating expenses did not exceed 1.20% of the Fund's average net assets prior to May 13, 1999 and 1.30% of the Fund's average net assets effective May 13, 1999. This commitment is in effect until the May 2000 meeting of the Company's board of directors and may be changed following consultation with the Company's board of directors.

The section of the Fund's Prospectus entitled "Fund Services - Shareholder Accounts" is amended to (1) delete the second and third sentence of the section and (2) substitute the following in its place:

      INVESCO  no  longer  issues  certificates.   If  you  are  selling  shares
      previously   issued  in   certificate   form,  you  need  to  include  the
      certificates along with your redemption/exchange request.

The chart in the Fund's  Prospectus  entitled "How To Sell Shares" is amended to
(1) delete the "Please Remember" paragraph of the "In Writing" section and (2) substitute the following in its place:

      INVESCO no longer issues paper certificates for shares. If the shares you are selling are represented by stock certificates, the certificates must be sent to INVESCO before we can process your redemption.

The date of this Supplement is June 1, 1999.

                          INVESCO SPECIALTY FUNDS, INC.
                           INVESCO S&P 500 Index Fund
                           Class I and Class II Shares

                 Supplement to Prospectus dated December 1, 1998

Effective June 18, 1999, the cover page of the Prospectus is amended to (1) delete the third paragraph and (2) substitute the following in its place:

      The Fund is a series of INVESCO Specialty Funds, Inc. (the "Company"), a diversified, open-end managed no-load mutual fund consisting of four separate portfolios of investments. This Prospectus relates to shares of INVESCO S&P 500 Index Fund. Separate prospectuses are available upon request from INVESCO Distributors, Inc. for the Company's other funds:
      INVESCO Latin American Growth Fund, INVESCO Realty Fund and INVESCO Worldwide Communications Fund. Investors may purchase shares of any or all of the Funds. Additional funds may be offered by the Company in the future.

Effective May 13, 1999, the section of the Fund's Prospectus entitled "Annual Fund Expenses" is amended to (1) delete the third paragraph, the Annual Fund Operating Expenses Table and footnote (2) to the table and (2) substitute the following in their place:

      We calculate annual operating expenses as a percentage of the Fund's average annual net assets. To keep expenses competitive, INVESCO reimburses the Fund for certain expenses in excess of 0.35% of average net assets relating to Class I shares and 0.60% of average net assets relating to Class II shares effective May 13, 1999 and 0.30% of average net assets relating to Class I shares and 0.55% of average net assets relating to Class II shares prior to May 13, 1999.

                                                    Class I      Class II
      ANNUAL FUND OPERATING EXPENSES
      (as a percentage of average net assets)
      Management Fee                                 0.25%~      0.25%~
      12b-1 Fees                                     None        0.25%~
      Other Expenses(1)(2)                           0.25%~      0.18%~
      Total Fund Operating Expenses(2)               0.50%~      0.68%~

      2. Certain Fund expenses will be absorbed by INVESCO in order to ensure that expenses for the Fund will not exceed 0.35% of average daily net assets relating to Class I shares and 0.60% of average daily net assets relating to Class II shares effective May 13, 1999 and 0.30% of average daily net assets relating to Class I shares and 0.55% of average daily net assets relating to Class II shares prior to May 13, 1999. If such expense limits were not in effect, the Fund's "Other Expenses" and "Total Fund Operating Expenses" for the period December 23, 1997 (commencement of operations) through July 31, 1998, would have been 2.26% and 2.51%, respectively, of Class I shares average net assets and 1.21% and 1.71%, respectively, of Class II shares average net assets.

The remainder of the table and the remainder of the footnotes are not affected by this change.

Effective May 13, 1999, the section of the Fund's Prospectus entitled "Annual Fund Expenses - Example" is amended to (1) delete the first paragraph and (2) substitute the following in its place:

      A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming a hypothetical 5% annual return and redemption at the end of each time period. (Of course, actual operating expenses are paid from the Fund's assets, and are deducted from the amount of income available for distribution to shareholders; they are not charged directly to shareholder accounts.)

                  1 Year      3 Years           5 Years     10 Years
      Class I     $5          $16               $28         $63
      Class II    $7          $22               $38         $85

Effective June 1, 1999, the section of the Fund's Prospectus entitled "Investment Policies And Risks - Investment Company Securities" is amended to
(1) delete the sixth sentence of the section and (2) substitute the following in its place:

      These limitations include, among others, that, subject to certain exceptions, no more than 10% of the Fund's total assets may be invested in securities of other investment companies and no more than 5% of its total assets may be invested in the securities of any one investment company.

Effective June 1, 1999, the section of the Fund's Prospectus entitled "Investment Policies And Risks - Securities Lending" is amended to (1) delete the first sentence of the section and (2) substitute the following in its place:

      The Fund may seek to earn additional income by lending securities on a fully collateralized basis.

Effective June 1, 1999, the section of the Fund's Prospectus entitled "Investment Policies And Risks - Futures Contracts and Options" is amended to
(1) delete the section in its entirety and (2) substitute the following in its place:

        FUTURES, OPTIONS AND OTHER FINANCIAL INSTRUMENTS.
        The Fund may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts, forward contracts, swaps, caps, floors, and collars (collectively " Financial Instruments"). For descriptions and other information on these Financial Instruments and strategies and their risk considerations, see the Statement of Additional Information ("SAI"). Financial Instruments may be used in an attempt to manage the risk of the Fund's investments that can cause fluctuations in its net asset value. The Fund may use Financial Instruments to increase or decrease its exposure to changing securities prices, interest rates or other factors.

        The Fund's ability to use Financial Instruments any be limited by market conditions, regulatory limits and tax considerations. The Fund might not use any of these Financial Instruments, and there can be no assurance that any strategy using a Financial Instrument will fully achieve its objective.

        Subject to the further limitations stated in the SAI, generally, the Fund is authorized to use any type of Financial Instrument. However, as a non-fundamental policy, the Fund will only use a particular Financial Instrument if the Fund is authorized to take a position in the type of asset to which the return on, or value of, the Financial Instrument is primarily related. Therefore, for example, if the Fund is authorized to invest in a particular type of security (such as an equity security), it could take a position in an option on an index relating to equity securities.

Effective June 1, 1999, the section of the Fund's Prospectus entitled "Investment Policies And Risks - Investment Restrictions" is amended to (1) delete the section in its entirety and (2) substitute the following section in its place:

        INVESTMENT RESTRICTIONS.
        The  Fund is  subject  to a  variety  of  restrictions  regarding  their investments that are identified in the Statement of Additional Information. Certain of the Fund's investment restrictions are fundamental and may not be altered without the approval of the Fund's shareholders. For example, with respect to 75% of its total assets, the Fund may not purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if the purchase would cause the Fund to have more than 5% of its total assets invested in the issuer or to hold more than 10% of the outstanding voting securities of that issuer. In addition, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Other fundamental restrictions prohibit the Fund from lending more that 33 1/3% of its total assets to other parties and from borrowing money in an aggregate amount exceeding 33 1/3% of its total assets.

Effective May 13, 1999, the section of the Fund's Prospectus entitled "The Fund And Its Management" is amended to (1) delete the third sentence of the thirteenth paragraph and (2) substitute the following in its place:

      Certain Fund expenses are absorbed by INVESCO in order to ensure that the Fund's total operating expenses did not exceed 0.30% for Class I shares and 0.55% for Class II shares prior to May 13, 1999 and 0.35% for Class I shares and 0.60% for Class II shares effective May 13, 1999. This commitment is in effect until the May 2000 meeting of the Company's board of directors and may be changed following consultation with the Company's board of directors.

The section of the Fund's Prospectus entitled "Fund Services - Shareholder Accounts" is amended to (1) delete the second and third sentence of the section and (2) substitute the following in its place:

      INVESCO  no  longer  issues  certificates.   If  you  are  selling  shares
      previously   issued  in   certificate   form,  you  need  to  include  the
      certificates along with your redemption/exchange request.

The chart in the Fund's  Prospectus  entitled "How To Sell Shares" is amended to
(1) delete the "Please Remember" paragraph of the "In Writing" section and (2) substitute the following in its place:

      INVESCO no longer issues paper certificates for shares. If the shares you are selling are represented by stock certificates, the certificates must be sent to INVESCO before we can process your redemption.

The date of this supplement is June 1, 1999.

                           INVESCO SPECIALTY FUNDS, INC.
                      INVESCO Worldwide Capital Goods Fund
                      INVESCO Worldwide Communications Fund

                 Supplement to Prospectus dated December 1, 1998

Effective May 21, 1999, INVESCO Worldwide Capital Goods Fund was liquidated. All references to that Fund in the Funds' Prospectus are hereby deleted. Also, all references to "each Fund" and "the Funds" are hereby changed to "the Fund" where applicable.

Effective June 18, 1999, the cover page of the Prospectus is amended to (1) delete the fourth paragraph and (2) substitute the following in its place:

      The Fund is a series of INVESCO Specialty Funds, Inc. (the "Company"), a diversified, open-end managed no-load mutual fund consisting of four separate portfolios of investments. This Prospectus relates to shares of INVESCO Worldwide Communications Fund. Separate prospectuses are available upon request from INVESCO Distributors, Inc. for the Company's other funds: INVESCO Latin American Growth Fund, INVESCO Realty Fund and INVESCO S&P 500 Index Fund. Investors may purchase shares of any or all of the Funds. Additional funds may be offered by the Company in the future.

With respect to the INVESCO Worldwide Communications Fund:

Effective May 13, 1999, the section of the Prospectus entitled "Annual Fund Expenses" is amended to (1) delete the Annual Fund Operating Expenses section of theTable and (2) substitute the following in its place:

      ANNUAL FUND OPERATING EXPENSES
      (as a percentage of average net assets)
      Management Fee                                        0.65%
      12b-1 Fees                                            0.25%
      Other Expenses(1)
            Transfer Agency Fee(2)                    0.28%
            General Services, Administrative
            Services, Registration,
            Postage(3)                                0.17%
      Total Fund Operating Expenses(1)(2)                   1.35%

The remainder of the table and the footnotes are not affected by this change.

Effective May 13, 1999, the section of the Prospectus entitled "Annual Fund Expenses Example" is amended to (1) delete the first paragraph and (2) substitute the following in its place:

      A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

            1 Year            3 Years           5 Years           10 Years
            $14               $43               $74               $163

Effective June 1, 1999, the section of the Prospectus entitled "Investment Objectives And Policies - Investment Policies Applicable To Both Funds" is amended to delete the seventh paragraph in its entirety.

Effective June 1, 1999, the section of the Prospectus entitled "Investment Objectives And Policies - Investment Policies Applicable To Both Funds - When-Issued Securities" is amended to (1) delete the first sentence of the section and (2) substitute the following sentence in its place:

      The  Fund  may  purchase  or  sell   securities   on  a   when-issued   or
      delayed-delivery basis that is, with settlement taking place in the future.

Effective June 1, 1999, the section of the Prospectus entitled "Investment Objectives And Policies - Investment Policies Applicable To Both Funds - Securities Lending" is amended to (1) delete the first sentence of the section and (2) substitute the following in its place:

    The Fund may lend its securities.

Effective June 1, 1999, the section of the Prospectus entitled "Investment Objectives And Policies - Investment Policies Applicable to Both Funds -
Investment Restrictions" is amended to (1) delete the section in its entirety and (2) substitute the following section in its place:

    INVESTMENT RESTRICTIONS.
    The Funds are subject to a variety of restrictions regarding their investments that are identified in the Statement of Additional Information. Certain of the Funds' investment restrictions are fundamental and may not be altered without the approval of a Fund's shareholders. For example, with respect to 75% of its total assets, the Fund may not purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if the purchase would cause the Fund to have more than 5% of its total assets invested in the issuer or to hold more than 10% of the outstanding voting securities of that issuer. Other fundamental restrictions prohibit the Fund from lending more that 33 1/3% of its total assets to other parties and from borrowing money in an aggregate amount exceeding 33 1/3% of its total assets.

Effective June 1, 1999, the section of the Prospectus entitled "Investment Objectives And Policies - Investment Policies Applicable To Both Funds" is amended to add the following paragraph at the end of the section after "Investment Restrictions."

      For a further discussion of risks associated with an investment in the Fund, see "Investment Policies And Restrictions" in the Statement of Additional Information.

June 1, 1999, the section of the Prospectus entitled "Risk Factors - Futures, Options and Other Derivative Instruments" is amended to (1) delete the section in its entirety and (2) substitute the following section in its place:

    FUTURES, OPTIONS AND OTHER FINANCIAL INSTRUMENTS.
    The Fund may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts, forward contracts, swaps, caps, floors, and collars (collectively " Financial Instruments"). For descriptions and other information on these Financial Instruments and strategies and their risk considerations, see the Statement of Additional Information ("SAI"). Financial Instruments may be used in an attempt to manage the Fund's foreign currency exposure as well as other risks of the Fund's investments that can cause fluctuations in its net asset value. The Fund may use Financial Instruments to increase or decrease its exposure to changing securities prices, interest rates, currency exchange rates or other factors. The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

    The Fund's ability to use Financial Instruments may be limited by market conditions, regulatory limits and tax considerations. The Fund might not use any of these Financial Instruments, and there can be no assurance that any strategy using a Financial Instrument will fully achieve its objective.

    Subject to the further limitations stated in the SAI, generally, the Fund is authorized to use any type of Financial Instrument. However, as a non-fundamental policy, the Fund will only use a particular Financial Instrument (other than those related to foreign currency) if the Fund is authorized to take a position in the type of asset to which the return on, or value of, the Financial Instrument is primarily related. Therefore, for example, if the Fund is authorized to invest in a particular type of security (such as an equity security), it could take a position in an option on an index relating to equity securities.

Effective May 13, 1999, the section of the Prospectus entitled "The Funds And Their Management" is amended to add the following to the end of the tenth paragraph:

      In addition, beginning May 13, 1999, the following additional contractual breakpoints are in effect: 0.40% of the Fund's average net assets from $4 billion; 0.375% of the Fund's average net assets from $6 billion; and 0.35% of the Fund's average net assets over $8 billion.

Effective May 13, 1999, the section of the Prospectus entitled "The Funds And Their Management" is amended to (1) delete third sentence of the eleventh paragraph in its entirety and (2) substitute the following in its place:

      For such services, the Worldwide Communications Fund pays INVESCO a fee consisting of a base fee of $10,000 per year, plus an additional incremental fee computed at the annual rate of 0.015% per year of the average net assets of the Fund prior to May 13, 1999 and 0.045% per year of the average net assets of the Fund effective May 13, 1999.

Effective July 30, 1999, the name of INVESCO Worldwide Communications Fund will be changed to INVESCO Telecommunications Fund.

This Supplement supersedes the Supplement dated May 25, 1999.

The date of this supplement is June 1, 1999.

                           INVESCO SPECIALTY FUNDS, INC.
                            INVESCO Asian Growth Fund
                       INVESCO European Small Company Fund
                       INVESCO Latin American Growth Fund
                               INVESCO Realty Fund
                  INVESCO S&P 500 Index Fund - Classes I and II
                      INVESCO Worldwide Capital Goods Fund
                      INVESCO Worldwide Communications Fund

               Supplement to Statement of Additional Information
                           Dated December 1, 1998

Effective May 21, 1999, INVESCO Worldwide Capital Goods Fund was liquidated. All references to that Fund in the Funds' Statement of Additional Information ("SAI") are hereby deleted.

Effective June 18, 1999, the INVESCO Asian Growth Fund and INVESCO European Small Company Fund, pursuant to approval of the shareholders of each of the Funds of a Plan of Reorganization and Termination at a special meeting held May 28, 1999, will be merged into INVESCO Pacific Basin Fund and INVESCO European Fund, respectively, each a series of INVESCO International Funds, Inc. Effective June 18, 1999, all references to the Asian Growth Fund and the European Small Company Fund, are hereby deleted.

Effective June 18, 1999, the cover page of the Company's SAI is amended to (1) delete the first paragraph and (2) substitute the following in its place:

      INVESCO SPECIALTY FUNDS, INC. (the "Company") is a no-load, open-end, diversified management investment company currently consisting of four separate portfolios of investments: INVESCO Latin American Growth Fund, INVESCO Realty Fund, INVESCO S&P 500 Index Fund - Classes I and II, and INVESCO Worldwide Communications Fund (collectively, the "Funds" and individually, a "Fund").

Effective June 1, 1999, the second page of the Company's SAI is amended to (1) delete the third paragraph and (2) substitute the following in its place:

      The Realty Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 65% of its total assets in publicly-traded stocks of companies primarily engaged in the real estate industry.

Effective June 1, 1999, the section of the Company's SAI entitled "Investment Policies And Restrictions - Restricted/144ASecurities" is amended to (1) delete the section in its entirety, and (2) substitute the following section in its place:

      Illiquid and 144A Securities. As discussed in the section of the Funds' Prospectuses entitled "Investment Policies And Risks," the Funds may invest in illiquid securities, including restricted securities and other investments that are not readily marketable. Restricted securities are securities which are subject to restrictions on their resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). However, a Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with effecting registration.

      The Funds may invest in restricted securities, including restricted securities that can be resold to institutional investors pursuant to Rule 144A under the 1933 Act ("Rule 144A Securities") if a liquid institutional trading market exists.

      In recent years, a large institutional market has developed for Rule 144A Securities. Institutional investors generally will not seek to sell these instruments to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for Rule 144A Securities may provide both readily ascertainable values for Rule 144A Securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, however, could adversely affect the marketability of such security, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

Effective June 1, 1999, the section of the Company's SAI entitled "Investment Policies And Restrictions - Securities Lending" is amended to (1) delete the first sentence of the section and (2) substitute the following in its place:

      The Funds also may lend their securities.

Effective June 1, 1999, the section of the Company's SAI entitled "Investment Policies and Restrictions" is amended to (1) delete the subsections entitled "Futures and Options on Futures, Securities and Indices," "Options on Futures Contracts," "Forward Foreign Currency Contracts," and "Swap and Swap-Related Products" and (2) substitute the following in their place:

      FUTURES, OPTIONS AND OTHER FINANCIAL INSTRUMENTS
      General. As discussed in the Prospectuses, the adviser may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Funds' investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

      Generally, the Funds are authorized to use any type of Financial Instrument. However, as a non-fundamental policy, the Funds will only use a particular Financial Instrument (other than those related to foreign currency) if the Funds are authorized to take a position in the type of asset to which the return on, or value of, the Financial Instrument is primarily related. Therefore, for example, if a Fund is authorized to invest in a particular type of security (such as an equity security), it could take a position in an option on an index relating to equity securities.

      Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an
      anticipatory  hedge   transaction,   the  Fund  does  not  already  own  a
      corresponding security. Rather, it relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

      Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

      The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of the Funds."

      In addition to the instruments and strategies described below, the adviser may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectus or Statement of Additional Information ("SAI") will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectus.

      Special Risks. Financial Instruments and their use involve special considerations and risks, certain of which are described below.

      (1) Financial Instruments may increase the volatility of the Funds. If the adviser employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

      (2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

      The Funds are authorized to use options and futures contracts  related  to
      securities  with  issuers,   maturities  or  other characteristics
      different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

      The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Funds may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

      (3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

      (4) The Funds' ability to close out a position in an exchange-traded Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market.

      (5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

      Cover. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

      Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      Options. The Funds may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

      The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

      Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

      The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

      A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; which is known as a closing sale transaction. Closing transactions permit the Funds to realize profits or limit losses on an option position prior to its exercise or expiration.

      Risks of Options on Securities. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment.

      The Funds' ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

      If a Fund was unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

      Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

      The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

      Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, the Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time the Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

      If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

      Futures Contracts and Options on Futures Contracts. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When the Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

      The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

      In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the adviser wishes to shorten the duration of the Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser wishes to lengthen the duration of the Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

      At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required to increase the level of initial margin payments. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

      Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures used by the Funds may be closed only on an exchange or board of trade that provides a market. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

      To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

      Risks of Futures Contracts and Options Thereon. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Additionally, the adviser may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

      Index Futures. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

      Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

      Foreign Currency Hedging Strategies--Special Considerations. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

      A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

      The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the Funds could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

      Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Funds might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

      Forward Currency Contracts and Foreign Currency Deposits. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days
      (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

      Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

      The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

      The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the adviser anticipates that there will be a positive correlation between the two currencies.

      The cost to the Funds of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Funds enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

      As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in a segregated account.

      The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

      Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the adviser anticipates. There is no assurance that the adviser's use of forward currency contracts will be advantageous to the Fund or that it will hedge at an appropriate time.

      The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

      Combined Positions. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades; they result in higher transaction costs.

      Turnover. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

      Swaps, Caps, Floors and Collars. The Funds are authorized to enter into swaps, caps, floors and collars. However, these instruments are not exchange-traded and the Funds presently have a non-fundamental policy to utilize only exchange-traded Financial Instruments.

      Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

Effective June 1, 1999, the section of the Company's SAI entitled "Investment Policies And Restrictions" is amended to add the following to that section:

      SPDRs. The Funds may invest in SPDRs and shares of other investment companies. SPDRs are traded on the American Stock Exchange. SPDR holders such as a Fund are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities held by the SPDR Trust, net of certain fees and expenses. Therefore, the dividend yield of SPDRs may be less than that of the S&P 500 Index. The Investment Company Act of 1940 limits investments in securities of other investment companies, such as the SPDR Trust. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies, and no more than 5% of its total assets may be invested in the securities of any one investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Effective June 1, 1999, the section of the Company's SAI entitled "Investment Policies And Restrictions - Investment Restrictions" is amended to (1) delete the section in its entirety, and (2) substitute the following section in its place:

      Investment Restrictions. The Funds operate under certain investment restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

      The following restrictions are fundamental and may not be changed with respect to a Fund without prior approval of a majority of the outstanding voting securities of that Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund, unless otherwise indicated, may not:

      1. with respect to the Latin American Growth Fund only, purchase the securities of any issuer (other than securities issued or guraranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

      2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

      3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the disposition of the Fund's portfolio securities;

      4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

      5. issue senior securities, except as permitted under the Investment Company Act of 1940;

      6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

      7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

      8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

      9. The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO Funds Group, Inc. or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

      In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

      A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that
          (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

      B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO Funds Group, Inc. or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation
          (4)).

      C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

      D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

      E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

      In addition, with respect to the Funds that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

      Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity Bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity.

Effective May 13, 1999, the section of the Company's SAI entitled "The Funds And Their Management - Investment Advisory Agreement" is amended to add the following after the third sentence of the third paragraph:

      In addition, with respect to Communications Fund, beginning May 13, 1999, the following additional contractual breakpoints are in effect: 0.40% on the Fund's average net assets from $4 billion; 0.375% of the Fund's average net assets from $6 billion; and 0.35% of the Fund's average net assets over $8 billion. With respect to Capital Goods Fund, the above stated additional contractual breakpoints are in effect from May 13, 1999 through May 21, 1999.

Effective May 13, 1999, the section of the Company's SAI entitled "The Funds And Their Management - Investment Advisory Agreement" is amended to add the following after the fourth sentence of the third paragraph:

      In addition, with respect to Latin American Growth Fund, beginning May 13, 1999, the following additional contractual breakpoints are in effect:
      0.45% on each Fund's average net assets from $2 billion; 0.40% of each Fund's average net assets from $4 billion; 0.375% of each Fund's average net assets from $6 billion; and 0.35% of each Fund's average net assets over $8 billion. With respect to Asian Growth and European Small Company Funds, the above stated additional contractual breakpoints are in effect from May 13, 1999 through June 18, 1999.

Effective May 13, 1999, the section of the Company's SAI entitled "The Funds And Their Management - Investment Advisory Agreement" is amended to add the following after the fifth sentence of the third paragraph:

      In addition, beginning May 13, 1999, the following contractual breakpoints are in effect: 0.75% on the first $500 million of the Fund's average net assets; 0.65% on the next $500 million of the Fund's average net assets; 0.55% on the Fund's average net assets from $1 billion; 0.45% on the Fund's average net assets from $2 billion; 0.40% of the Fund's average net assets from $4 billion; 0.375% of the Fund's average net assets from $6 billion; and 0.35% of the Fund's average net assets over $8 billion.

Effective May 13, 1999, the section of the Company's SAI entitled "The Funds And Their Management - Sub-Advisory Agreement" is amended to add the following at the end of the fifth sentence of the sixth paragraph:

      In addition, with respect to all Funds except the Realty and S&P 500 Index Funds, beginning May 13, 1999, the following additional contractual breakpoints are in effect: 0.18% on each Fund's average net assets from $2 billion; 0.16% on each Fund's average net assets from $4 billion; 0.15% on each Fund's average net assets from $6 billion; and 0.14% on each Fund's average net assets from $8 billion. Effective May 13, 1999, with respect to the Realty Fund, the fee is contractual and is calculated at the following annual rates: 0.30% on the first $500 million of the Fund's average net assets; 0.26% on the next $500 million of the Fund's average net assets; 0.22% on the Fund's average net assets from $1 billion; 0.18% on the Fund's average net assets from $2 billion; 0.16% of the Fund's average net assets from $4 billion; 0.15% of the Fund's average net assets from $6 billion; and 0.14% of the Fund's average net assets over $8 billion. Prior to May 13, 1999, the advisory fee was calculated at the annual rate of 0.30% of the Fund's average net assets.

Effective May 13, 1999, the section of the Company's SAI entitled "The Funds And Their Management - Administrative Services Agreement" is amended to (1) delete the third paragraph and (2) substitute the following in its place:

      As full compensation for services provided under the Administrative Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% per year of the average net assets of each Fund prior to May 13, 1999 and 0.045% per year of the average net assets of each Fund effective May 13, 1999.

The date of this Supplement is June 1, 1999.